Ropes & Gray LLP

2099 Pennsylvania Avenue, N.W.

Washington, D.C. 20006

WRITER’S DIRECT DIAL NUMBER: (202) 626-3909

July 10, 2020

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Artisan Partners Funds, Inc.: File Nos. 033-88316 and 811-08932

Dear Sir or Madam:

On behalf of Artisan Partners Funds, Inc. (“Artisan Partners Funds”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), Artisan Partners Funds is today filing with the Securities and Exchange Commission (the “Commission”) exhibits containing an XBRL interactive data file relating to the supplement filed with the Commission on March 8, 2020 under Rule 497(e) (SEC Accession No.0001193125-20-137586) to Artisan Partners Funds’ Prospectus and Statement of Additional Information dated February 1, 2020 that became effective July 7, 2020.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A and Rule 497(e).

If you have any questions concerning this filing, please call me at (202) 626-3909.

Sincerely,

/s/ Nathan Briggs
Nathan Briggs